Short-term Loans	12 Months Ended
Dec. 31, 2023
Short-term Loans [Abstract]
SHORT-TERM LOANS

NOTE 14 – SHORT-TERM LOANS

Short-term loans consisted of the following:

	As of December 31, 2023	As of December 31, 2022
Hunyuan Rural Credit Cooperative Association (1)	$5,352,188	$725,000
Bank of Jiangsu (2)	-	362,500
Huaxia Bank (3)	-	231,990
Bank of China (4)	35,212	-
Total	$5,387,400	$1,319,490

(1)

On December 6, 2021, Datong Ruisheng entered into a bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $0.8 million (RMB5 million) as working capital loan for a term of one year. The loan had a fixed interest rate of 7.3590% per annum and was guaranteed by Beijing REIT. On December 4, 2022, the Company renewed the loan to extend the maturity date to December 1, 2023. The renewed loan had a fixed interest rate of 7.05% per annum. The loan was fully repaid in 2023.

On April 28, 2023, Datong Ruisheng entered into a new bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $5.4 million (RMB38 million) as working capital loan from April 28, 2023 to April 13, 2024. The loan bears a fixed interest rate of 6.55% per annum. The loan is guaranteed by Beijing REIT Ecological. Zhongrong Honghe Eco Construction Materials Co., Ltd, a related party, pledged a land use right for the loan. The term of the loan was extended for an additional 90 days to July 13, 2024.

(2)

On September 3, 2021, Xinyi REIT entered into a line of credit agreement with Bank of Jiangsu. The agreement allowed Xinyi REIT to obtain loans up to RMB 5 million for use as working capital between September 3, 2021 and August 26, 2022. The Company signed a bank loan agreement with Bank of Jiangsu to borrow $0.8 million (RMB 5 million) on September 3, 2021 for a year with an annual interest rate of 5.5%. The loan is guaranteed by Mr. Huizhen Hou and Mr. Dapeng Zhou. Meanwhile, Xinyi REIT also pledged land use right of a piece of land of 74,254.61 square meters with carrying value of RMB 9.2 million (approximately $1.3 million) as collateral to secure the loan. The loan was fully repaid in September 2022.

The Company signed another bank loan agreement with Bank of Jiangsu to borrow $0.7 million (RMB4.5 million) on September 20, 2022 for a period of six months, with a fixed interest rate of 5.5%. The Company repaid approximately $0.3 million in 2022. The remaining balance of $0.4 million was fully repaid in March 2023.

(3)	On November 19, 2021, Beijing REIT entered into a line of credit agreement with Huaxia Bank. The agreement allowed Beijing REIT to obtain loans of approximately $0.8 million (RMB5 million) for use as working capital between November 19, 2021 and November 19, 2022 for a term of one year. The loan had a fixed interest rate of 5.655% per annum. The loan was guaranteed by Beijing Zhongguancun Technology Financing Guarantee Co., Ltd. The Company repaid approximately $0.5 million (RMB3.4 million) in December 2022. The remaining balance was fully repaid in January 2023.

(4)	On March 3, 2023, IoV Technology Research entered into a line of credit agreement with Bank of China. The agreement allows IoV Technology Research to obtain loans up to approximately $35,212 (RMB250,000) for use as working capital between March 3, 2023 and March 2, 2024 for a term of one year. The loan bears a fixed interest rate of 4.35% per annum. Subsequently, the loan was extended to June 2, 2024.

For the year ended December 31, 2023, 2022 and 2021, interest expense on all short-term loans amounted to $265,884, $132,921 and $372,881, respectively.